Investment in subsidiaries (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of investments in subsidiaries

The subsidiary undertakings of the Group at June 30 2026 were as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
Caret Global, LLC (formerly Caret, LLC)	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
Caret Digital, LLC (formerly Caret Decimal, LLC)	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VIWR AU Pty Ltd (formerly VivoPower Pty Ltd)	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Aevitas O Holdings Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Aevitas Group Limited	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Aevitas Holdings Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
KESW SO Pty Ltd (formerly Kenshaw Solar Pty Ltd and J.A. Martin Electrical Pty Limited)	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Tembo Technologies Pty Ltd (formerly Tembo EV Australia Pty Ltd)	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
Tembo EV Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
TemboDrive Pty Ltd	100%	Level 11, 110 Mary St, Brisbane City QLD 4000, Australia
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. *	40%	Taguig, Metro Manila
Tembo e-LV B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
Tembo 4x4 e-LV B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
FD 4x4 Center B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
Tembo Group B.V. (formerly Tembo EUV Solutions B.V)	100%	De Donge 5, 5684 PX Best, the Netherlands
Tembo EUV Solutions FZCO	100%	DSO-IFZA, IFZA Properties, Dubai Silicon Oasis, Dubai, United Arab Emirates
Tembo EUV Investment Corporation Ltd	100%	WB Corporate Services (Cayman) Ltd., of P.O. Box 2775, 71 Fort Street, 3rd Floor, Grand Cayman, KY1-1111, Cayman Islands
Cromwell AS (now known as Vivo Power Norge Infrastructure AS)	100%	Nytt Foretak AS, Grundingen 6, 0250 Oslo, Norway
Nordland Data AS (now known as Arctic Norge Data I AS)	100%	Mellomvika 17, 8622 Mo i Rana, Norway

*	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.